Cash Equivalents and Marketable Securities - Contractual Maturities of Marketable Securities at Estimated Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Due in one year or less	$ 115,784	$ 20,848
Due in 1 - 2 years	34,600	0
Total marketable securities	$ 150,384	$ 20,848